Accrued expenses and other current liabilities - Schedule of warranty accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities Abstract
Balance at beginning of period	$ 6,811	$ 2,057	$ 0
Warranties issued during the period	8,588	7,866	2,057
Settlements made during the period	(5,270)	(3,111)	0
Changes in liability for pre-existing warranties	(783)	(1)	0
Balance at end of period	9,346	6,811	2,057
Accrued warranty balance reported in:
Other current liabilities	4,032	3,985	1,368
Other non-current liabilities	5,314	2,826	689
Balance at end of period	$ 9,346	$ 6,811	$ 2,057